FINANCIAL INSTRUMENTS - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of beginning	$ 2,388	$ 1,851
New leases	305	745
Disposal		(26)
Modification	49
Contingent payment for a business combination	1,375
Cash flows	(938)	(319)
Currency revaluations	(61)	137
Balance as of ending	3,118	2,388
Long-term bank loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of beginning	368
Cash flows	(364)	338
Currency revaluations	(4)	30
Balance as of ending		368
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of beginning	2,020	1,851
New leases	305	745
Disposal		(26)
Modification	49
Cash flows	(574)	(657)
Currency revaluations	(57)	107
Balance as of ending	1,743	$ 2,020
Contingent consideration
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Contingent payment for a business combination	1,375
Balance as of ending	$ 1,375